Share-Based Compensation Share-Based Compensation (Tables)	12 Months Ended
Dec. 28, 2024
Share-Based Payment Arrangement [Abstract]
Share-based Payment Arrangement, Cost by Plan [Table Text Block]
The following table summarizes our total share-based compensation expense, which is primarily recorded in selling, general and administrative expenses, and excess tax benefits recognized:

	2024	2023	2022
Share-based compensation expense - equity awards	$362	$380	$343
Share-based compensation expense - liability awards	7	19	30
Acquisition and divestiture-related charges	—	—	3
Restructuring charges	(5)	(1)	—
Total	$364	$398	$376
Income tax benefits recognized in earnings related to share-based compensation	$68	$73	$62
Excess tax benefits related to share-based compensation	$33	$36	$44

Schedule Of Weighted-Average Black-Scholes Fair Value Assumptions
Our weighted-average Black-Scholes fair value assumptions are as follows:

	2024	2023	2022
Expected life	7 years	7 years	7 years
Risk-free interest rate	4.2%	4.2%	1.9%
Expected volatility	16%	16%	16%
Expected dividend yield	2.9%	2.7%	2.5%

Share-based Payment Arrangement, Option, Activity [Table Text Block]
A summary of our stock option activity for the year ended December 28, 2024 is as follows:

	Options(a)	Weighted-Average Exercise Price Per Unit	Weighted-Average Contractual Life Remaining (years)	Aggregate Intrinsic Value(a)
Outstanding at December 30, 2023	11,167	$136.10
Granted	2,034	$164.48
Exercised	(1,555)	$107.36
Forfeited/expired	(591)	$165.37
Outstanding at December 28, 2024	11,055	$143.88	6.16	$177,780
Exercisable at December 28, 2024	5,369	$119.78	3.98	$177,780
Expected to vest as of December 28, 2024	5,403	$166.64	8.19	$—
(a)In thousands.

Our RSU and PSU Activity
A summary of our RSU and PSU activity for the year ended December 28, 2024 is as follows:

	RSUs/PSUs(a)	Weighted-Average Grant-Date Fair Value Per Unit	Weighted-Average Contractual Life Remaining (years)	Aggregate Intrinsic Value(a)
Outstanding at December 30, 2023	5,598	$156.43
Granted	2,348	$164.25
Converted	(2,055)	$134.42
Forfeited	(525)	$165.96
Outstanding at December 28, 2024 (b)	5,366	$166.09	1.28	$820,429
Expected to vest as of December 28, 2024 (c)	5,306	$166.14	1.20	$811,310
(a)In thousands. Outstanding awards are disclosed at target.
(b)The outstanding PSUs for which the vesting period has not ended as of December 28, 2024, at the threshold, target and maximum award levels were zero, 0.7 million and 1.3 million, respectively.
(c)Represents the number of outstanding awards expected to vest, including estimated performance adjustments on all outstanding PSUs as of December 28, 2024.

Schedule of Liability Award Vested and Expected to Vest [Table Text Block]
A summary of our long-term cash activity for the year ended December 28, 2024 is as follows:

	Long-Term Cash Award(a)	Balance Sheet Date Fair Value(b)	Contractual Life Remaining (years)
Outstanding at December 30, 2023	$51,851
Granted	19,499
Vested	(15,241)
Forfeited	(2,139)
Outstanding at December 28, 2024 (c)	$53,970	$36,199	1.24
Expected to vest as of December 28, 2024	$49,546	$32,681	1.24
(a)In thousands, disclosed at target.
(b)In thousands, based on the most recent valuation as of December 28, 2024.
(c)The outstanding awards for which the vesting period has not ended as of December 28, 2024, at the threshold, target and maximum award levels based on the achievement of its market conditions were zero, $54 million and $108 million, respectively.

Other Share-Based Compensation Data
The following is a summary of other share-based compensation data:

	2024	2023	2022
Stock Options
Total number of options granted (a)	2,034	2,162	2,422
Weighted-average grant-date fair value per unit of options granted	$27.29	$29.81	$19.72
Total intrinsic value of options exercised (a)	$99,388	$100,209	$134,580
Total grant-date fair value of options vested (a)	$14,759	$11,830	$9,661
RSUs/PSUs
Total number of RSUs/PSUs granted (a)	2,348	2,151	2,263
Weighted-average grant-date fair value per unit of RSUs/PSUs granted	$164.25	$171.11	$163.02
Total intrinsic value of RSUs/PSUs converted (a)	$372,612	$396,123	$329,705
Total grant-date fair value of RSUs/PSUs vested (a)	$280,673	$286,605	$196,649
(a)In thousands.